Shareholder Report, Holdings (Details)	Jun. 30, 2026
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
iShares MSCI EAFE International Index Fund - Class K Shares [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
iShares MSCI EAFE International Index Fund - Class G Shares [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
iShares MSCI EAFE International Index Fund - Investor P Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
iShares MSCI EAFE International Index Fund - Investor P Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
iShares MSCI EAFE International Index Fund - Investor P Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
iShares MSCI EAFE International Index Fund - Investor P Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
iShares MSCI EAFE International Index Fund - Investor P Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
iShares MSCI EAFE International Index Fund - Investor P Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
iShares MSCI EAFE International Index Fund - Investor P Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
iShares MSCI EAFE International Index Fund - Investor P Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
iShares MSCI EAFE International Index Fund - Investor P Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
iShares MSCI EAFE International Index Fund - Investor P Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
iShares MSCI EAFE International Index Fund - Investor P Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
iShares MSCI EAFE International Index Fund - Investor P Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
iShares MSCI EAFE International Index Fund - Investor P Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
iShares MSCI EAFE International Index Fund - Investor A Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
iShares MSCI EAFE International Index Fund - Investor A Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
iShares MSCI EAFE International Index Fund - Investor A Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
iShares MSCI EAFE International Index Fund - Investor A Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
iShares MSCI EAFE International Index Fund - Investor A Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
iShares MSCI EAFE International Index Fund - Investor A Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
iShares MSCI EAFE International Index Fund - Investor A Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
iShares MSCI EAFE International Index Fund - Investor A Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
iShares MSCI EAFE International Index Fund - Investor A Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
iShares MSCI EAFE International Index Fund - Investor A Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
iShares MSCI EAFE International Index Fund - Investor A Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
iShares MSCI EAFE International Index Fund - Investor A Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
iShares MSCI EAFE International Index Fund - Investor A Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
iShares MSCI EAFE International Index Fund - Institutional Shares | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
iShares MSCI EAFE International Index Fund - Institutional Shares | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
iShares MSCI EAFE International Index Fund - Institutional Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
iShares MSCI EAFE International Index Fund - Institutional Shares | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
iShares MSCI EAFE International Index Fund - Institutional Shares | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
iShares MSCI EAFE International Index Fund - Institutional Shares | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
iShares MSCI EAFE International Index Fund - Institutional Shares | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
iShares MSCI EAFE International Index Fund - Institutional Shares | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
iShares MSCI EAFE International Index Fund - Institutional Shares | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
iShares MSCI EAFE International Index Fund - Institutional Shares | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
iShares MSCI EAFE International Index Fund - Institutional Shares | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
iShares MSCI EAFE International Index Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
iShares MSCI EAFE International Index Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.